CASH FLOW INFORMATION (Tables)	9 Months Ended
Mar. 31, 2024
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	03/31/2024	03/31/2023
Investment activities
Net assets acquisition by business combination	—	152,070,313
Investment in-kind in other related parties (Note 15)	2,115,109	1,429,089
Capitalization of interest on buildings in progress	100,809	59,604
Reclassification from investment properties to property, plant and equipment	3,103,169	—
Sale of Moolec Science S.A. equity investment (Note 11)	(900,000)	—
	4,419,087	153,559,006

	03/31/2024	03/31/2023
Financing activities
Capitalization of convertible notes (Note 5.13)	—	12,211,638
Purchase of own shares	—	(24,025,718)
	—	(11,814,080)